Note 2 - Summary of Significant Accounting Policies - Fair Value Measurements Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Warrant liability	$ 140	$ 42
Fair Value, Recurring [Member]
Total financial liabilities	140	42
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total financial liabilities	140	42
Warrant [Member] | Fair Value, Recurring [Member]
Warrant liability	140	42
Warrant [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Warrant liability	$ 140	$ 42